Intangible Assets (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets And Goodwill [Line Items]
Balance at Jan 1, 2014	BRL 409,012	BRL 409,012
Other	92,453
Acquisition of investments-PT Portugal		10,574,704
Foreign exchange differences		507,532
Transfers to assets held for sale		(11,082,236)
Balance in 2014	501,465	409,012
Write-offs	(666,954)	(119,507)
Ending Balance	29,406,399
Ending Balance	(15,131,985)	(13,168,466)
Acquisition of investments-PT Portugal		(3,099,135)
Amortization expenses	(1,991,537)	(2,375,669)
Write-offs		38,046
Other	(1,276)
Transfers		(152,121)
Transfers to assets held for sale		3,625,360
Ending Balance	(17,124,798)	(15,131,985)
Balance at Jan 1, 2014	28,685,806	27,834,598
Subtotal 2015	12,281,601
Acquisition of investments-PT Portugal		19,166,766
Impairment Losses	(501,465)
Additions	626,758	1,019,053
Balance in 2014	11,780,136	13,553,821
Write-offs		(16,605)
Transfers	0	(31,888)
Foreign exchange differences		909,658
Other	93,835
Transfers to assets held for sale		(20,195,776)
Balance in 2014	29,406,399	28,685,806
Subtotal 2015	12,281,601
Balance in 2014	11,780,136	13,553,821
Regulatory Licenses
Intangible Assets And Goodwill [Line Items]
Beginning Balance	18,992,604	18,994,358
Acquisition of investments-PT Portugal		1,656,050
Foreign exchange differences		78,963
Transfers to assets held for sale		(1,736,767)
Ending Balance	18,992,604	18,992,604
Ending Balance	(7,849,911)	(6,677,334)
Acquisition of investments-PT Portugal		(514,850)
Amortization expenses	(1,137,568)	(1,210,359)
Write-offs		0
Transfers		(26,246)
Transfers to assets held for sale		578,878
Ending Balance	(8,987,479)	(7,849,911)
Subtotal 2015	10,005,125
Balance in 2014	BRL 10,005,125	11,142,693
Annual amortization rate (average)	9.00%
Intangibles In Progress
Intangible Assets And Goodwill [Line Items]
Beginning Balance	BRL 156,718	184,387
Acquisition of investments-PT Portugal		52,819
Additions	438,445	487,895
Write-offs		(1,574)
Transfers	(469,322)	(519,904)
Foreign exchange differences		1,256
Transfers to assets held for sale		(48,161)
Ending Balance	125,841	156,718
Subtotal 2015	125,841
Balance in 2014	125,841	156,718
Data Processing
Intangible Assets And Goodwill [Line Items]
Beginning Balance	7,310,309	6,657,925
Acquisition of investments-PT Portugal		575,983
Additions	136,982	248,470
Transfers	459,078	451,615
Foreign exchange differences		44,200
Other	1,382
Transfers to assets held for sale		(667,884)
Ending Balance	7,907,751	7,310,309
Ending Balance	(5,874,996)	(5,348,057)
Acquisition of investments-PT Portugal		(428,721)
Amortization expenses	(662,068)	(571,298)
Write-offs		11,673
Other	(1,276)
Transfers		(28,171)
Foreign exchange differences		(260)
Transfers to assets held for sale		489,838
Ending Balance	(6,538,340)	(5,874,996)
Subtotal 2015	1,369,411
Balance in 2014	BRL 1,369,411	1,435,313
Annual amortization rate (average)	20.00%
Customer Portifolio
Intangible Assets And Goodwill [Line Items]
Acquisition of investments-PT Portugal		3,215,523
Foreign exchange differences		153,469
Transfers to assets held for sale		(3,368,992)
Amortization expenses		(169,982)
Transfers		(7,970)
Transfers to assets held for sale		177,952
Others
Intangible Assets And Goodwill [Line Items]
Beginning Balance	BRL 1,817,163	1,588,916
Acquisition of investments-PT Portugal		3,091,687
Additions	51,331	282,688
Write-offs		(15,031)
Transfers	10,244	36,401
Foreign exchange differences		124,238
Transfers to assets held for sale		(3,291,736)
Ending Balance	1,878,738	1,817,163
Ending Balance	(1,407,078)	(1,143,075)
Acquisition of investments-PT Portugal		(2,155,564)
Amortization expenses	(191,901)	(424,030)
Write-offs		26,373
Transfers		(89,734)
Foreign exchange differences		260
Transfers to assets held for sale		2,378,692
Ending Balance	(1,598,979)	(1,407,078)
Subtotal 2015	279,759
Balance in 2014	BRL 279,759	BRL 410,085
Annual amortization rate (average)	16.00%